Form N-1A Cover	Sep. 18, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VALUE LINE ASSET ALLOCATION FUND INC
Entity Central Index Key	0000904170
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 18, 2025
Prospectus Date	May 01, 2025
Value Line Capital Appreciation Fund, Inc. [Member]
Prospectus [Line Items]
Registrant Name	Value Line Capital Appreciation Fund, Inc.
Entity Central Index Key	0000102757